Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll	$ 55,138	$ 83,208
Accrued rental fee	179,164	135,197
Accrued promotion fee	134	132
Accrued Interest	1,407,597	992,703
Amount due to third parties	3,363	3,322
Accrued audit fees	70,625
Other	2,671	323
Total	$ 1,718,692	$ 1,214,885